CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 248,125	$ 34,365	¥ 193,086
Short-term investments	262,955	36,419	326,492
Restricted cash and escrow receivables	38,299	5,304	36,424
Equity securities and other investments	59,949	8,303	4,892
Prepayments, receivables and other assets	143,536	19,879	137,072
Total current assets	752,864	104,270	697,966
Equity securities and other investments	220,942	30,600	245,737
Prepayments, receivables and other assets	116,102	16,080	110,926
Investments in equity method investees	203,131	28,133	207,380
Property and equipment, net	185,161	25,645	176,031
Intangible assets, net	26,950	3,733	46,913
Goodwill	259,679	35,965	268,091
Total assets	1,764,829	244,426	1,753,044
Current liabilities:
Current bank borrowings	12,749	1,766	7,466
Current unsecured senior notes	16,252	2,251	4,800
Income tax payable	9,068	1,256	12,543
Accrued expenses, accounts payable and other liabilities	297,883	41,256	275,950
Merchant deposits	12,737	1,764	13,297
Deferred revenue and customer advances	72,818	10,085	71,295
Total current liabilities	421,507	58,378	385,351
Deferred revenue	4,069	564	3,560
Deferred tax liabilities	53,012	7,342	61,745
Non-current bank borrowings	55,686	7,712	52,023
Non-current unsecured senior notes	86,089	11,923	97,065
Other liabilities	31,867	4,414	30,379
Total liabilities	652,230	90,333	630,123
Commitments and contingencies
Mezzanine equity	10,728	1,486	9,858
Shareholders' equity:
Ordinary shares, US$0.000003125 par value; 32,000,000,000 shares authorized as of March 31, 2023 and 2024; 20,526,017,712 and 19,469,126,956 shares issued and outstanding as of March 31, 2023 and 2024 respectively	1	0	1
Additional paid-in capital	397,999	55,122	416,880
Treasury shares, at cost	(27,684)	(3,834)	(28,763)
Subscription receivables	0	0	(49)
Statutory reserves	14,733	2,040	12,977
Accumulated other comprehensive (loss) income
Cumulative translation adjustments	3,635	503	(10,476)
Unrealized gains (losses) on interest rate swaps and others	(37)	(5)	59
Retained earnings	597,897	82,809	599,028
Total shareholders' equity	986,544	136,635	989,657
Noncontrolling interests	115,327	15,972	123,406
Total equity	1,101,871	152,607	1,113,063
Total liabilities, mezzanine equity and equity	¥ 1,764,829	$ 244,426	¥ 1,753,044